Share-based compensation - 2016 Share Incentive Plan (Details) - 2016 Share Incentive Plan - Options ¥ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2017 ¥ / shares shares	Jun. 20, 2016 $ / shares ¥ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 shares
Share-based compensation
Shares available for issuance		3,000,000
Options granted		300,000		300,000	0
Exercise price (in dollars per share) | $ / shares		$ 9.97
Expiration period		10 years
Requisite service period		5 years
Shares authorized by the board under the plan	6,000,000		3,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)			0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares			3,000,000
Annual increase authorized by the board under the plan (in shares)	3,000,000
Fair value per unit
Risk-free interest rate (as a percent)		2.54%
Contract life (in years)		9 years 8 months 12 days
Expected volatility range (as a percent)		31.25%
Expected dividend yield (as a percent)		3.14%
Exercise multiple		2.8
Fair value of underlying ordinary shares (in CNY/dollars per share) | ¥ / shares		$ 67.37
Number of share options
Outstanding at beginning of the year	300,000
Granted		300,000		300,000	0
Outstanding at end of the year				300,000
Vested and expected to vest at end of the year				300,000
Weighted average exercise price
Outstanding at beginning of the year | ¥ / shares	¥ 69.22
Granted | ¥ / shares				¥ 69.22
Outstanding at end of the year | ¥ / shares				69.22
Vested and expected to vest at end of the year | ¥ / shares				¥ 69.22
Additional disclosures
Weighted average remaining contractual life, Outstanding at end of the year				9 years 2 months 1 day
Weighted average remaining contractual life, Vested and expected to vest at end of the year				9 years 2 months 1 day
Aggregate Intrinsic Value of option, Outstanding at end of the year | ¥				¥ 471
Aggregate Intrinsic Value of option, Vested and expected to vest at end of the year | ¥				¥ 471
Weighted average grant date fair value of options granted | ¥ / shares				¥ 15.89
Unrecognized compensation expense related to unvested share options | ¥				¥ 4,265
Period of recognition of compensation cost				4 years 2 months 1 day
Selling, general and administrative expenses
Additional disclosures
Share-based compensation expense recorded | ¥				¥ 502